CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 1,381,435	$ 583,325
Accounts receivable, net	144,588	190,556
Accounts receivable - related party	5,016	0
Inventories, net	11,577	42,496
Other receivables	2,400	0
Prepaid expenses	190,074	91,253
Deposit - current portion	0	100,000
Total Current Assets	1,735,090	1,007,630
Property and equipment, net	4,411,638	4,492,510
Operating lease right-of-use asset	63,005	86,558
Deposits	6,630	6,630
Total Assets	6,216,363	5,593,328
Current Liabilities:
Accounts payable and accrued liabilities	231,270	198,870
Accounts payable - related party	0	17,471
Other current liabilities	6,496	6,332
Customer deposit	4,626	57,377
Loan, current portion	271,085	194,125
Lease liability, current portion	58,491	53,384
Total Current Liabilities	571,968	527,559
Non-Current Liabilities:
Lease liability, less current portion	10,952	41,287
Loan, less current portion	1,736,682	202,735
Other liability	17,135	17,135
Total Non-Current Liabilities	1,764,769	261,157
Total Liabilities	2,336,737	788,716
Contingencies (Note 13)
Stockholders' Equity:
Common stock, par value $0.001 per share, 75,000,000 shares authorized; 40,959,741 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	40,959	40,959
Additional paid-in capital	14,594,733	14,381,058
Accumulated deficit	(10,878,775)	(9,716,114)
Total Stockholders' Equity	3,879,626	4,804,612
Total Liabilities and Stockholders' Equity	$ 6,216,363	$ 5,593,328